Amounts receivable (Details 1) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Other receivables	$ 3,140	$ 2,540
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	573	2,510
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	1,055	30
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 1,512